SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, TX 77019-2118 713.831.5165 713.831.2258 Fax Nori.Gabert@valic.com Nori L. Gabert Vice President and Deputy General Counsel

VIA EDGAR

September 27, 2011

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:   VALIC Company I (the “Registrant”)

Post-Effective Amendment No. 60

File Nos. 2-83631/811-3738

CIK Number 0000719423

Commissioners:

On behalf of the Registrant, I am transmitting for filing Post-Effective Amendment No. 60 (“Amendment”) under the Securities Act of 1933, as amended (the “1933 Act”), to the Registrant’s Registration Statement on Form N-1A concurrently with this letter. I have reviewed this Registration Statement, filed pursuant to Rule 485(b) of the 1933 Act, and represent that this Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) of the 1933 Act. This Registration Statement includes our responses to the Staff’s comments with respect to the Emerging Economies Fund (formerly, the Global Equity Fund) in the Registration Statement that was filed pursuant to Rule 485(a) on July 18, 2011.

The Amendment, pursuant to Rule 485(b), will be effective on October 1, 2011. Please contact me at 713.831.5165 if you have questions or need further information.

Very truly yours,

/s/ NORI L. GABERT

Nori L. Gabert